Fair Value of Financial Assets	3 Months Ended
Mar. 31, 2023
Ocean Biomedical Inc [Member]
Statement [Line Items]
Fair Value of Financial Assets

Note 4. Fair Value of Financial Assets

The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	March 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Backstop Forward Purchase Agreement asset	$-	$-	$24,672	$24,672
Total	$-	$-	$24,672	$24,672

During the three months ended March 31, 2023, there were no transfers between Level 1, Level 2 and Level 3.

Valuation of Backstop Forward Purchase Agreement asset

The Company utilizes a binomial lattice option pricing model to value the Backstop Forward Purchase Agreement asset at inception and at each reporting period, with changes in fair value recognized in the condensed consolidated statements of operations. The estimated fair value of the Backstop Forward Purchase Agreement asset is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price, volatility, strike price, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its shares of common stock based on historical volatility of similar publicly held companies. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve. The expected life is assumed to be equivalent to the remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The following table summarizes significant unobservable inputs that are included in the valuation of the backstop forward purchase asset as of March 31, 2023:

Significant Unobservable Inputs	Input Range
Share price	$6.64 - $10.34
Volatility	26.61 - 31.84%
Risk free rate	3.81 - 4.15%
Dividend yield	0.00%
Expected term until maturity (in years)	2.88 - 3

The following table provides a roll forward of the aggregate fair values of the Company’s Backstop Forward Purchase Agreement asset, for which fair value is determined using Level 3 inputs (in thousands):

Backstop Forward Purchase Asset
Balance as of January 1, 2023	$-
Initial measurement of Backstop Forward Purchase Asset	51,606
Adjustments resulting from changes in fair value	(26,934)
Balance as of March 31, 2023	$24,672

Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Accounting and legal fees	$13,207	$10,250
Research and development	545	544
Other	1,686	646

Total accounts payable and accrued expenses	$15,438	$11,440